Provisions - Summary of Provisions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Current Liabilities
Disclosure Of Other Provisions [Line Items]
Additional provision in the year	$ 12,498
Release of provision in the year	(800)
Utilized provision in the year	(1,630)
Transfer from non-current provisions	17,078
Provisions, Ending balance	27,146
Non Current Liabilities
Disclosure Of Other Provisions [Line Items]
Provisions, Beginning balance	23,704	$ 13,462
Recognized on acquisition of subsidiary		16,000
Additional provision in the year	135,886	8,708
Transfer to current provisions	(17,078)
Release of provision in the year	(1,702)	(8,773)
Utilized provision in the year	(11,758)	(6,249)
Foreign exchange	61	556
Provisions, Ending balance	129,113	23,704
Dilapidations Provision | Non Current Liabilities
Disclosure Of Other Provisions [Line Items]
Provisions, Beginning balance	3,352	2,515
Additional provision in the year	3,039	1,015
Release of provision in the year	(757)	(190)
Utilized provision in the year		(20)
Foreign exchange	36	32
Provisions, Ending balance	5,670	3,352
Share Based Payments Employment Taxes Provision
Disclosure Of Other Provisions [Line Items]
Provisions, Beginning balance	8,000
Provisions, Ending balance	115,000	8,000
Share Based Payments Employment Taxes Provision | Current Liabilities
Disclosure Of Other Provisions [Line Items]
Transfer from non-current provisions	12,105
Provisions, Ending balance	12,105
Share Based Payments Employment Taxes Provision | Non Current Liabilities
Disclosure Of Other Provisions [Line Items]
Provisions, Beginning balance	7,979	10,947
Additional provision in the year	131,836	6,820
Transfer to current provisions	(12,105)
Release of provision in the year	(945)	(4,583)
Utilized provision in the year	(11,758)	(5,729)
Foreign exchange	25	524
Provisions, Ending balance	115,032	7,979
Provision for Witholding Taxes | Current Liabilities
Disclosure Of Other Provisions [Line Items]
Transfer from non-current provisions	4,100
Provisions, Ending balance	4,100
Provision for Witholding Taxes | Non Current Liabilities
Disclosure Of Other Provisions [Line Items]
Provisions, Beginning balance	11,500
Recognized on acquisition of subsidiary		16,000
Transfer to current provisions	(4,100)
Release of provision in the year		(4,000)
Utilized provision in the year		(500)
Provisions, Ending balance	7,400	11,500
Other Provisions | Current Liabilities
Disclosure Of Other Provisions [Line Items]
Additional provision in the year	12,498
Release of provision in the year	(800)
Utilized provision in the year	(1,630)
Transfer from non-current provisions	873
Provisions, Ending balance	10,941
Other Provisions | Non Current Liabilities
Disclosure Of Other Provisions [Line Items]
Provisions, Beginning balance	873
Additional provision in the year	1,011	873
Transfer to current provisions	(873)
Provisions, Ending balance	$ 1,011	$ 873